SEGMENT INFORMATION (DETAILS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenue, Major Customer [Line Items]
Intersegment sales	$ 22,936	$ 21,933	$ 25,370
Intersegment eliminations	0	0	(20,499)
Total net sales	22,936	21,933	25,370
Operating income:	793	355	230
Interest expense:	1	9	24
Depreciation and amortization expense:	557	586	670
Capital expenditure:	73	319	355
Total assets:	15,776	15,352
Long-lived assets:	1,213	1,769
Metal Stamping and Mechanical Oem [Member]
Revenue, Major Customer [Line Items]
Unaffiliated customers	13,820	14,646	14,689
Intersegment sales	0	0	8,585
Total net sales	13,820	14,646	23,274
Operating income:	527	319	428
Interest expense:	1	6	14
Depreciation and amortization expense:	306	353	393
Capital expenditure:	44	210	323
Total assets:	10,452	10,022
Long-lived assets:	796	1,142
Electric [Member]
Revenue, Major Customer [Line Items]
Unaffiliated customers	9,116	7,287	10,681
Intersegment sales	0	0	11,914
Total net sales	9,116	7,287	22,595
Operating income:	352	142	71
Interest expense:	0	3	10
Depreciation and amortization expense:	251	233	277
Capital expenditure:	29	109	32
Total assets:	4,859	5,228
Long-lived assets:	417	627
Corporate [Member]
Revenue, Major Customer [Line Items]
Operating income:	(86)	(106)	(269)
Total assets:	$ 465	$ 102